Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 194,002,732
Ending balance	182,853,977	$ 194,002,732
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,442,732
Ending balance	22,903,025	30,442,732
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	163,560,000
Ending balance	159,950,952	163,560,000
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	476,809,057	684,244,507
Increases	83,475,627	80,744,786
Decrease	308	288,208,025
Transfer	(203,140)	27,789
Ending balance		476,809,057
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 95,791,366	$ 126,528,155
Total life estimated in years	5 years	5 years
Increases	$ 9,943,952	$ 10,004,572
Decrease		68,937,208
Transfer		28,195,847
Ending balance		95,791,366
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 381,017,691	$ 557,716,352
Total life estimated in years	5 years	5 years
Increases	$ 73,531,675	$ 70,740,214
Decrease	308	219,270,817
Transfer	(203,140)	(28,168,058)
Ending balance		381,017,691
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	282,806,325	468,906,707
Decrease	308	284,000,612
Transfer	(1)	1,128,158
Depreciation for the fiscal year	94,421,243	96,772,072
Ending balance	377,227,259	282,806,325
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	65,348,634	87,577,867
Decrease	67,832,294
Transfer		29,408,281
Depreciation for the fiscal year	17,483,659	16,194,780
Ending balance	82,832,293	65,348,634
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	217,457,691	381,328,840
Decrease	308	216,168,318
Transfer	(1)	(28,280,123)
Depreciation for the fiscal year	76,937,584	80,577,292
Ending balance	$ 294,394,966	$ 217,457,691